OTHER LIABILITIES - Analysis of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Liabilities [Line Items]
Deferred income	€ 275,439	€ 271,817
Advances and security deposits	348,899	145,394
Accrued expenses	85,965	81,408
Payables to personnel	28,272	25,434
Social security payables	20,334	18,209
Other	41,106	47,481
Total other liabilities	800,015	589,743
Maintenance and power warranty programs
Disclosure of Other Liabilities [Line Items]
Deferred income	€ 219,209	€ 204,987